INVESTMENTS - Business Combination - Teles Pires Participacoes S.A. (Details) R$ in Thousands, $ in Thousands		1 Months Ended		3 Months Ended
	Jan. 01, 2023 BRL (R$)	Sep. 30, 2023 BRL (R$)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Nov. 22, 2023 BRL (R$)
Teles Pires Participaes
Business combinations
Percentage of ownership interest held prior to acquisition		49.00%
Increase in provisions		R$ 140,226
Amount recognised due to risk of reimbursement to distributors for delay in execution of works		510,675
Increase in deferred tax assets		202,372
Amount allocated to intangible asset related to concession agreements		74,622
Total adjustment in net assets		R$ 373,907
Control of acquired, percentage		51.00%
Consideration transferred		R$ 613,155			R$ 222,306
Premium
Fair value of liquid assets acquired by the Company		1,202,264			435,893
Consideration transferred		613,155			222,306
(c) Fair value of shareholding maintained before combination of businesses		589,109			213,587
(d) = (b) + (c)		1,202,264			R$ 435,893
Impact on income from the operations from acquisition
Remeasurement of shareholding previously held		188,274
Disposal of EAPSA		537,663
Impact on operations net of tax due to acquisition		R$ 725,937
Increase in revenue	R$ 650,445
Decrease in profit	R$ 80,263
Revenue since acquisition date				R$ 235,042
Profit/Loss since acquisition date				R$ 23,393
Teles Pires Participaes
Business combinations
Percentage of equity interest /Percentage of participation		100.00%	100.00%
Teles Pires Participaes
Business combinations
Percentage of ownership interest held prior to acquisition		49.00%
Eletronorte | Neoenergia
Business combinations
Percentage Of Equity Interest Sold		49.00%	49.00%
Eletronorte | Neoenergia Coelba | Neoenergia
Business combinations
Percentage Of Equity Interest Sold		0.04%	0.04%
Eletronorte | Neoenergia Cosern | Neoenergia
Business combinations
Percentage Of Equity Interest Sold		0.04%	0.04%
Eletronorte | Afluente T | Neoenergia
Business combinations
Percentage Of Equity Interest Sold		0.04%	0.04%
Neoenergia | Eletronorte
Business combinations
Cash transferred upon exchange of interests | $			$ 453,982
Neoenergia | Teles Pires Participaes | Eletronorte
Business combinations
Percentage Of Equity Interest Sold		50.56%	50.56%
Neoenergia | Companhia Hidreltrica Teles Pires Participaes | Eletronorte
Business combinations
Percentage Of Equity Interest Sold		0.90%	0.90%